Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Annual Depreciation Rates	Property and equipment are stated at cost less accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the related assets. The annual depreciation rates are as follows:
%

Systems and equipment	15 - 20
Computers and software	33
Office furniture and equipment	7 - 15
Leasehold improvements	Over the shorter of the related lease period or the useful lives of the asset